INCOME TAXES (Reconciliation Of Statutory Rates) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statutory Rate	34.00%	34.00%
State income taxes, net of federal income tax benefit	5.00%	5.00%
Reduction in valuation allowance related to net operating loss carry-forwards and change in permanent differences	(39.00%)	(39.00%)
Effective Income Tax Rate Reconciliation, Tax Settlements	0.00%	0.00%